Other Assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Other assets

TransUnion Holding

Other assets consisted of the following:

	TransUnion Holding March 31, 2013	TransUnion Holding December 31, 2012
(in millions)
Investments in affiliated companies	$91.7	$88.6
Deferred financing fees	33.2	34.0
Deposits	7.0	6.3
Other	0.9	0.9

Total other assets	$132.8	$129.8

TransUnion Corp

Other assets consisted of the following:

	TransUnion Corp Successor March 31, 2013	TransUnion Corp Successor December 31, 2012
(in millions)
Investments in affiliated companies	$91.7	$88.6
Deferred financing fees	0.6	—
Deposits	7.0	6.3
Other	0.8	0.8

Total other assets	$100.1	$95.7

Other assets of TransUnion Holding consisted of the following:

(in millions)	TransUnion Holding December 31, 2012
Investments in affiliated companies	$88.6
Deferred financing fees	34.0
Deposits	6.3
Other	0.9

Total other assets	$129.8

Other assets of TransUnion Corp. consisted of the following:

(in millions)	TransUnion Corp. Successor December 31, 2012	TransUnion Corp. Predecessor December 31, 2011
Investments in affiliated companies	$88.6	$42.7
Deferred financing fees	—	23.7
Deposits	6.3	10.7
Other	0.8	0.7

Total other assets	$95.7	$77.8